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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2000
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Callisto Capital Management, Inc.
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Address: 277 Park Avenue
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         27th floor
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         New York, NY 10172
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Danielle Danese
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Title: President
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Phone: (212) 350-5197
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Signature, Place, and Date of Signing:

/s/ Danielle Danese                New York, NY                  May 15, 2000
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28- Not Applicable
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     36
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Form 13F Information Table Value Total:     $123,820
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      No. Not applicable.

Form 13F File Number 28-
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Name Callisto Capital Management, Inc.
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[Repeat as necessary.]

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                          Form 13F Information Table
                             as of March 31, 2000

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      Column 1     Column 2    Column 3    Column 4     Column 5                     Column 6   Column 7               Column 8
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                                                                                                                    Voting Authority
   Name of     Title of      CUSIP        Value           Shares      SH/     Put/   Investment  Other              ----------------
    Issuer       Class                   (x $1000)                   PRN     Call   Discretion  Managers    Sole    Shared      None
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
         ALA        Common     013904305      $9,902      226,015     SH       N/A     Sole        N/A      226,015    N/A      N/A
        ANCC        Common     00941P106      $5,941      172,216     SH       N/A     Sole        N/A      172,216    N/A      N/A
        ANDW        Common     034425108      $7,508      330,000     SH       N/A     Sole        N/A      330,000    N/A      N/A
    QAQNDD Apr 20   Common     0344259D2         $19        5,000     SH       Call    Sole        N/A        5,000    N/A      N/A
    QAQNDE Apr 25   Common     0344259D2         $26       20,000     SH       Call    Sole        N/A       20,000    N/A      N/A
         AT         Common     020039103      $3,153       50,000     SH       N/A     Sole        N/A       50,000    N/A      N/A
        ATHM        Common     045919107      $1,318       40,000     SH       N/A     Sole        N/A       40,000    N/A      N/A
        AVID        Common     05367P100      $1,254       70,166     SH       N/A     Sole        N/A       70,166    N/A      N/A
        AVNT        Common     053487104        $974       78,295     SH       N/A     Sole        N/A       78,295    N/A      N/A
         BEL        Common     077853109        $611       10,000     SH       N/A     Sole        N/A       10,000    N/A      N/A
        BEOS        Common     073309106        $301       20,000     SH       N/A     Sole        N/A       20,000    N/A      N/A
         CA         Common     204912109      $2,663       45,000     SH       N/A     Sole        N/A       45,000    N/A      N/A
         CDN        Common     127387108      $2,538      122,304     SH       N/A     Sole        N/A      122,304    N/A      N/A
        COMS        Common     885535104     $10,696      192,510     SH       N/A     Sole        N/A      192,510    N/A      N/A
         CS         Common     126920107      $8,297      283,052     SH       N/A     Sole        N/A      283,052    N/A      N/A
        DATM        Common     238208102        $564       24,500     SH       N/A     Sole        N/A       24,500    N/A      N/A
        ESST        Common     269151106        $672       38,650     SH       N/A     Sole        N/A       38,650    N/A      N/A
         GTS        Common     37936U104      $3,155      153,924     SH       N/A     Sole        N/A      153,924    N/A      N/A
         IT         Common     366651107      $7,237      459,500     SH       N/A     Sole        N/A      459,500    N/A      N/A
   QITDW Apr 17.5   Common     3666519D1          $7       12,500     SH       Call    Sole        N/A       12,500    N/A      N/A
        ITRI        Common     465741106      $1,972      286,800     SH       N/A     Sole        N/A      286,800    N/A      N/A
     QLUP Apr 50    Common     5494639P4         $15       40,000     SH       Put     Sole        N/A       40,000    N/A      N/A
    QXQLR Jun 60    Common     B5628B9R7         $33       20,000     SH       Put     Sole        N/A       20,000    N/A      N/A
    QCMQP Apr 35    Common     55308N9P9        $185       40,000     SH       Put     Sole        N/A       40,000    N/A      N/A
         MOT        Common     620076109     $12,354       86,777     SH       N/A     Sole        N/A       86,777    N/A      N/A
         NOK        Common     654902204     $22,214     102,252      SH       N/A     Sole        N/A      102,252    N/A      N/A
        OWLD        Common     682917307    $      4      11,600      SH       N/A     Sole        N/A       11,600    N/A      N/A
        PWN         Common     14754D100         $62       5,000      SH       N/A     Sole        N/A        5,000    N/A      N/A
    QQVO Apr 100    Common     40599W9P9        $720     320,000      SH       Put     Sole        N/A      320,000    N/A      N/A
    QRULP Apr 100   Common     7609759P9        $475      50,000      SH       Put     Sole        N/A       50,000    N/A      N/A
    QRULP Apr 110   Common     7609759P9        $375      25,000      SH       Put     Sole        N/A       25,000    N/A      N/A
    QRULR Jun 80    Common     7609759R5        $394      50,000      SH       Put     Sole        N/A       50,000    N/A      N/A
         SVI        Common     784872103        $988     100,000      SH       N/A     Sole        N/A      100,000    N/A      N/A
        TTEC        Common     879939106     $12,034     351,470      SH       N/A     Sole        N/A      351,470    N/A      N/A
         TYC        Common     902124106      $5,007     100,400      SH       N/A     Sole        N/A      100,400    N/A      N/A
        WBVN        Common     94845V103      $  153      20,000      SH       N/A     Sole        N/A       20,000    N/A      N/A
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      TOTAL                                 $123,820
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